Investments (Investment in Leverage Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment in leveraged leases
Rental receivables, net	$ 1,172	$ 1,240
Estimated residual values	952	1,062
Subtotal	2,124	2,302
Unearned income	(603)	(661)
Investment in leases, net of non-recourse debt	1,521	1,641
Rental receivables, net	1,683	1,508
Estimated residual values	71	80
Subtotal	1,754	1,588
Unearned income	(639)	(512)
Investment in leases, net of non-recourse debt	$ 1,115	$ 1,076